Investee Companies and other investments (Subsidiaries) (Narrative) (Details) ₪ / shares in Units, € in Thousands, ₪ in Thousands	1 Months Ended				12 Months Ended
	Jun. 30, 2018 EUR (€)	Apr. 30, 2018 EUR (€)	Jun. 30, 2017 ILS (₪)	Jul. 31, 2016 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 EUR (€) ₪ / shares	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	[1]	Jan. 31, 2019 EUR (€)	Jan. 02, 2019 EUR (€)	Oct. 31, 2018 EUR (€)	Oct. 18, 2017 ILS (₪)	Oct. 18, 2017 EUR (€)	Jun. 30, 2017 EUR (€)	May 31, 2017 EUR (€)	Apr. 30, 2017 EUR (€)	Dec. 31, 2010
Disclosure of subsidiaries [line items]
Amount of loan					€ 66,092	€ 66,092	€ 44,864
Fair value of identifiable assets acquired and liabilities assumed														€ 9,851
Revenue					€ 18,117		€ 13,636	€ 11,632
Weighted interest rate					3.50%	3.50%	3.50%											3.43%
Ellomay Luxemburg [Member]
Disclosure of subsidiaries [line items]
Escrow deposit											€ 2,000
Ellomay Luxemburg [Member]
Disclosure of subsidiaries [line items]
Escrow deposit																€ 8,000
Ellomay Luxemburg [Member] | Additional Amount [Member]
Disclosure of subsidiaries [line items]
Aggregate purchase price										€ 7,000
Israel Electricity Authority [Member]
Disclosure of subsidiaries [line items]
Period of concession project					16 years
Weighted interest rate					5.90%	5.90%
Groen Gas Oude-Tonge Anaerobic Digestion Project [Member] | Euro [Member]
Disclosure of subsidiaries [line items]
Amount of loan		€ 1,700			€ 1,836	€ 1,836									€ 1,836
Percentage of Acquired additional interest subsidiaries			51.00%
Groen Gas Oude-Tonge Anaerobic Digestion Project [Member] | Euro [Member] | Tranche One [Member]
Disclosure of subsidiaries [line items]
Amount of loan		€ 1,540
Weighted interest rate		2.90%
Period of financial power swap		12 years 2 months 30 days
Groen Gas Oude-Tonge Anaerobic Digestion Project [Member] | Euro [Member] | Tranche Two [Member]
Disclosure of subsidiaries [line items]
Amount of loan		€ 160
Weighted interest rate		3.40%
Period of financial power swap		12 years 2 months 30 days
Ellomay Luxembourg [Member] | Waste-to-energy [Member]
Disclosure of subsidiaries [line items]
Percentage of Acquired additional interest subsidiaries				51.00%
Ellomay Luxembourg [Member] | Groen Goor Anaerobic Digestion Project [Member]
Disclosure of subsidiaries [line items]
Percentage of Acquired additional interest subsidiaries				51.00%
Ludan [Member] | Waste-to-energy [Member]
Disclosure of subsidiaries [line items]
Percentage of Acquired additional interest subsidiaries				49.00%
Ludan [Member] | Groen Goor Anaerobic Digestion Project [Member]
Disclosure of subsidiaries [line items]
Percentage of Acquired additional interest subsidiaries					51.00%
Ludan [Member] | Groen Goor Anaerobic Digestion Project [Member] | Euro [Member]
Disclosure of subsidiaries [line items]
Amount of loan				€ 2,115
Talasol [Member]
Disclosure of subsidiaries [line items]
Aggregate purchase price																	€ 10,000
Output percentage of financial power swap	80.00%
Period of financial power swap	10 years
Proceeds from project finance	€ 177,000
Talmei Yosef [Member]
Disclosure of subsidiaries [line items]
Percentage of Acquired additional interest subsidiaries			100.00%
Aggregate purchase price														€ 11,815	€ 9,476
Percentage of financed amount			100.00%
Period of plant operate					20 years
Electricity produced per KWP | ₪ / shares						€ 0.9631
Talmei Yosef [Member] | NIS [Member]
Disclosure of subsidiaries [line items]
Aggregate purchase price | ₪			₪ 39,000										₪ 48,625
Down-payment [Member] | Ellomay Luxemburg [Member]
Disclosure of subsidiaries [line items]
Aggregate purchase price												€ 1,000
EPC Agreement [Member]
Disclosure of subsidiaries [line items]
Fixed and lump-sum amount	€ 192,500

[1]	Please refer to Note 2C for functional and presentation currency.